Expected realization of deferred tax assets on temporary differences, tax loss and negative basis of social contribution (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	R$ 38,893,407
Social contribution	30,430,884
Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	10,311,407
Social contribution	8,817,136
Total [Member]
IfrsStatementLineItems [Line Items]
Total	88,452,834
Expected Realization Of Deferred Tax Assets 2023 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	9,285,387
Social contribution	7,319,014
Expected Realization Of Deferred Tax Assets 2023 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	344,393
Social contribution	100,297
Expected Realization Of Deferred Tax Assets 2023 [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Total	17,049,091
Expected Realization Of Deferred Tax Assets 2024 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	11,821,026
Social contribution	9,302,137
Expected Realization Of Deferred Tax Assets 2024 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	133,182
Social contribution	63,043
Expected Realization Of Deferred Tax Assets 2024 [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Total	21,319,388
Expected Realization Of Deferred Tax Assets 2025 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	4,413,802
Social contribution	3,504,103
Expected Realization Of Deferred Tax Assets 2025 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	89,101
Social contribution	53,829
Expected Realization Of Deferred Tax Assets 2025 [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Total	8,060,835
Expected Realization Of Deferred Tax Assets 2026 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	5,079,062
Social contribution	4,038,644
Expected Realization Of Deferred Tax Assets 2026 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	92,844
Social contribution	49,919
Expected Realization Of Deferred Tax Assets 2026 [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Total	9,260,469
Expected Realization Of Deferred Tax Assets 2027 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	4,938,365
Social contribution	3,753,447
Expected Realization Of Deferred Tax Assets 2027 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	111,098
Social contribution	60,326
Expected Realization Of Deferred Tax Assets 2027 [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Total	8,863,236
Expected Realization Of Deferred Tax Assets 2028 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	1,494,136
Social contribution	1,183,190
Expected Realization Of Deferred Tax Assets 2028 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	1,757,587
Social contribution	1,385,164
Expected Realization Of Deferred Tax Assets 2028 [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Total	5,820,077
Expected Realization Of Deferred Tax Assets 2029 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	199,462
Social contribution	149,221
Expected Realization Of Deferred Tax Assets 2029 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,654,645
Social contribution	2,142,584
Expected Realization Of Deferred Tax Assets 2029 [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Total	5,145,912
Expected Realization Of Deferred Tax Assets 2030 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	964,200
Social contribution	741,285
Expected Realization Of Deferred Tax Assets 2030 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,834,462
Social contribution	2,270,521
Expected Realization Of Deferred Tax Assets 2030 [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Total	6,810,468
Expected Realization Of Deferred Tax Assets 2031 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	355,633
Social contribution	211,823
Expected Realization Of Deferred Tax Assets 2031 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,202,318
Social contribution	2,382,721
Expected Realization Of Deferred Tax Assets 2031 [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Total	5,152,495
Expected Realization Of Deferred Tax Assets 2032 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	342,334
Social contribution	228,020
Expected Realization Of Deferred Tax Assets 2032 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	91,777
Social contribution	308,732
Expected Realization Of Deferred Tax Assets 2032 [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 970,863